Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue	$ 978,265	$ 3,273,287	$ 6,366,154	$ 1,133,146
Cost of sales	192,632	2,046,081	3,912,743	716,751
Gross profit	785,633	1,227,206	2,453,411	416,395
Operating expenses
General & administrative expenses	248,779	154,644	652,836	374,142
Total operating expenses	248,779	154,644	652,836	374,142
Income from operations	536,854	1,072,562	1,800,575	42,253
Other (income) expense
Finance costs			951	1,195
Gain from disposition of subsidiaries			(33,165)
Other income (expense), net			(40,792)	(3,492)
Interest expenses	977	468
Other income	(9,784)	(30,768)
Total other income	(8,807)	(30,300)	(73,006)	(2,297)
Income before income taxes	545,661	1,102,862	1,873,581	44,550
Current income tax expense	86,281	160,220	309,043
Net income	459,380	942,642	1,564,538	44,550
Other comprehensive income
Currency translation adjustment		(137)	(1,670)	337
Total comprehensive income	$ 459,380	$ 942,505	$ 1,562,868	$ 44,887
Earnings per share of common stock:
Basic earnings per share (in Dollars per share)	$ 0.002	$ 0.003	$ 0.01	$ 0.01
Diluted earnings per share (in Dollars per share)	$ 0.002	$ 0.003	$ 0.01	$ 0.01
Preferred Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	545,386	545,386	545,386	545,386
Weighted average diluted shares outstanding (in Shares)	545,386	545,386	545,386	545,386
Common Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	291,559,200	291,559,200	291,559,200	3,700,500
Weighted average diluted shares outstanding (in Shares)	291,559,200	291,559,200	291,559,200	3,700,500